Goodwill - Schedule of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning of the period	$ 7,525	$ 0
Arising from acquisition of AMTD Digital		7,509
Disposal of subsidiaries	(7,511)
Exchange realignment	(14)	16
End of the period	$ 0	$ 7,525